UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page


Report for the Calendar Year or Quarter Ended: June 30, 2012

Check here if Amendment:              |  |; Amendment Number:

This  Amendment  (Check  only  one):  |  | is a restatement
                                      |  | adds new holding entries.

Institutional Manager Filing this Report:

Name:       683 Capital Partners, LP

Address:    c/o 683 Capital GP, LLC
            595 Madison Avenue, 17th Floor
            New York, NY 10022

13F File Number: 028-14774

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Ari Zweiman
Title:   Managing Member of the General Partner
Phone:  (212) 554-2391


Signature, Place and Date of Signing:

/s/ Ari Zweiman                     New York, NY             August 14, 2012
--------------------------   --------------------------    ---------------------
     [Signature]                   [City, State]                   [Date]



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Report Type: (Check only one):

[_] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[X] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

Form 13F File Number            Name


     028-14771                  683 Capital Management, LLC
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